STOCKHOLDERS EQUITY (DEFICIT) (Details 2) - $ / shares	1 Months Ended	12 Months Ended
	Jul. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Average weighted remaining contructual life in years	5 years 3 months 21 days
Unregistered Warrant [Member]
Number of options outstanding		1,602,198	2,553,635	2,502,291
Average weighted remaining contructual life in years		1 year 7 months 9 days
Number of exercisable options		1,602,198
Weighted average exercise price exercisable		$ 7.85
Unregistered Warrant [Member] | 5.00-5.99
Number of options outstanding		220,800
Average weighted remaining contructual life in years		3 years 5 months 1 day
Number of exercisable options		220,800
Weighted average exercise price exercisable		$ 5.50
Unregistered Warrant [Member] | 3.00-3.99
Number of options outstanding		156,875
Average weighted remaining contructual life in years		2 years 6 months
Number of exercisable options		156,875
Weighted average exercise price exercisable		$ 6.40
Unregistered Warrant [Member] | 8.00-8.99
Number of options outstanding		950,084
Average weighted remaining contructual life in years		9 months 14 days
Number of exercisable options		950,084
Weighted average exercise price exercisable		$ 8.04
Unregistered Warrant [Member] | 9.00-9.99
Number of options outstanding		231,938
Average weighted remaining contructual life in years		2 years 8 months 8 days
Number of exercisable options		231,938
Weighted average exercise price exercisable		$ 9.60
Unregistered Warrant [Member] | 10.00-10.99
Number of options outstanding		1,688
Average weighted remaining contructual life in years		3 years 4 months 13 days
Number of exercisable options		1,688
Weighted average exercise price exercisable		$ 10.40
Unregistered Warrant [Member] | 14.00-14.99
Number of options outstanding		5,000
Average weighted remaining contructual life in years		1 year 11 months 26 days
Number of exercisable options		5,000
Weighted average exercise price exercisable		$ 14.40
Unregistered Warrant [Member] | 12.00-12.99
Number of options outstanding		35,813
Average weighted remaining contructual life in years		1 year
Number of exercisable options		35,813
Weighted average exercise price exercisable		$ 11.20